PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

4.           PROPERTY AND EQUIPMENT, NET

The components of property and equipment are as follows:

	As of December 31,
	2021	2022

Leasehold improvements	$914	$1,451
Furniture, fixtures and office equipment	2,972	3,069
IT equipment	2,556	2,393
Vehicles	1,880	1,362
Property and equipment, gross	8,322	8,275
Less: Accumulated depreciation	(5,010)	(5,329)
Property and equipment, net	$3,312	$2,946

Depreciation expenses incurred for the years ended December 31, 2020, 2021 and 2022 are $1,040, $1,217 and $1,223, respectively.